Cover	Oct. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2020
Entity Registrant Name	Tradeweb Markets Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38860
Entity Tax Identification Number	83-2456358
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	430-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001
Trading Symbol	TW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001758730
Amendment Flag	false